Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Prepaid Transmission Access And Distribution, Non-Current	CAD 75	CAD 0
Deferred licence fees	13	15
Project development costs	53	46
Deferred service costs	15	16
Mississauga long-term receivable (Note 4)	0	116
Long-term prepaids and other assets	44	44
Loan receivable	33	0
Keephills Unit 3 transmission deposit	4	5
Total other assets	CAD 237	CAD 242